DERIVATIVES, Derivatives (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivatives [Abstract]
Fair value of derivative liabilities		$ 46,169	$ 27,943
Fair value of derivative assets		2,085	4,824
Shareholders' equity		788,996	878,277	$ 702,110	$ 543,709
Interest expense		103,292	137,133	144,742
Operating lease revenue		293,743	464,399
Operating lease revenue				399,514
Retained Earnings [Member]
Derivatives [Abstract]
Shareholders' equity		312,967	380,392	154,347	68,624
Accumulated Other Comprehensive Loss, Net [Member]
Derivatives [Abstract]
Shareholders' equity		(33,740)	(18,400)	(1,393)	$ (4,580)
Cumulative Effect, Period of Adoption, Adjustment [Member]
Derivatives [Abstract]
Shareholders' equity				0
Cumulative Effect, Period of Adoption, Adjustment [Member] | ASU 2017-12 [Member] | Retained Earnings [Member]
Derivatives [Abstract]
Shareholders' equity				168
Cumulative Effect, Period of Adoption, Adjustment [Member] | ASU 2017-12 [Member] | Accumulated Other Comprehensive Loss, Net [Member]
Derivatives [Abstract]
Shareholders' equity	[1]			(168)
Debt with Floating Interest Rates Associated with Aircraft with Fixed Rate Rentals [Member]
Derivatives [Abstract]
Debt		1,081,700
Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Notional amounts		675,300	804,900
Fair value of derivative liabilities		46,200	27,900
Interest expense		$ 14,100	3,100	5,900
Interest Rate Swap Contracts [Member] | LIBOR [Member] | Minimum [Member]
Derivatives [Abstract]
Term of variable rate		1 month
Interest Rate Swap Contracts [Member] | LIBOR [Member] | Maximum [Member]
Derivatives [Abstract]
Term of variable rate		3 months
Cross Currency Swap Contract [Member]
Derivatives [Abstract]
Notional amounts		$ 48,700
Fair value of derivative assets		2,100	4,800
Operating lease revenue		$ 800	$ 1,400
Operating lease revenue				$ 800

[1]	See Note 11 to Notes to Consolidated Financial Statements.